Related-Party Transactions (Schedule Of Amounts Due To/From Managing Member) (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jan. 01, 2015
Related Party Transaction [Line Items]
Distributions payable to managing member	$ 8.8	$ 32.4	$ 32.9
Cost and other reimbursement	(0.8)	(1.2)	(0.8)
Managing Member [Member]
Related Party Transaction [Line Items]
Distributions payable to managing member	6.1	25.2	27.7
Cost and other reimbursement	(6.9)	(2.3)	(4.1)
Total amounts due (from) to managing member	$ (0.8)	$ 22.9	$ 23.6